CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income (loss)	$ (216,083)	$ (448,154)	$ 652,886
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	55,817	71,790	141,918
Depreciation of property, plant and equipment	236,672	206,358	148,889
Amortization of prepaid land use rights	3,359	3,318	2,368
Loss on disposal of property plant and equipment	2,286	18,913	4,379
Inventory write-down	21,523	81,398	4,519
Fair value change of short-term investments	(1,363)	(29)	(110)
Long-lived assets impairment		175,627
Allowance for expected credit loss	18,497	18,072
Others	2,417	(7,346)	3,396
Changes in operating assets and liabilities:
Notes receivable	(76,280)	58,861	987,481
Prepaid expenses and other current assets	(29,128)	(81,466)	(136,182)
Advances to suppliers	(10,788)	3,570	(13,543)
Inventories	(34,344)	(62,583)	(13,079)
Amounts due from related parties	43	60	(88)
Accounts payable	(863)	(64,826)	13,365
Notes payable to third parties	98,777	4,155
Accrued expenses and other current liabilities	4,317	(38,318)	24,874
Income tax payable	(508)	(88,119)	(126,117)
Advances from customers	696	(191,311)	(7,338)
Amounts due to related parties	38	137	(50)
Deferred government subsidies	(140)	(538)	(547)
Deferred taxes	(24,898)	(91,962)	(70,079)
Others	(381)	(3,030)	(900)
Net cash provided by (used in) operating activities	49,666	(435,423)	1,616,042
Investing activities:
Purchases of property, plant and equipment	(173,011)	(358,828)	(1,110,738)
Purchases of land use rights		(10,091)	(76,102)
Proceeds from disposal of land use rights			3,955
Purchase of short-term investments	(2,796,200)	(2,082,454)
Redemption of short-term investments	2,714,036	2,069,285	13,701
Purchase of fixed-term deposit	(1,818,257)	(2,121,240)	(26,771)
Redemption of fixed term deposit	1,939,204	1,022,548
Net cash used in investing activities	(134,228)	(1,480,780)	(1,195,955)
Financing activities:
Proceeds from bank borrowings			140,000
Repayment of bank borrowings			(140,000)
Proceeds from options exercised		57	4
Payments for repurchase of common shares		(5,003)	(485,931)
Dividend payment of the Subsidiary		(35,843)	(303,658)
Payments for repurchase of shares by the Subsidiary	(850)	(7,649)	(36,204)
Proceeds from exercise of the Subsidiary's stock options		1,082	30,391
Net cash used in financing activities	(850)	(47,356)	(795,398)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	27,355	(46,048)	(97,084)
Net decrease in cash, cash equivalents and restricted cash	(58,057)	(2,009,607)	(472,395)
Cash, cash equivalents and restricted cash at the beginning of the year	1,038,349	3,047,956	3,520,351
Cash, cash equivalents and restricted cash at the end of the year	980,292	1,038,349	3,047,956
Cash and cash equivalents	856,054	1,006,536	3,038,827
Restricted cash	124,238	31,813	9,129
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	980,292	1,038,349	3,047,956
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest			4,719
Income taxes paid	4,343	102,496	289,529
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in the ending balance of payables	278,957	409,472	421,024
Purchase of property, plant and equipment included in the ending balance of amounts due to related parties - short-term portion	$ 744	$ 6,028	$ 6,492